Investment Objectives and Goals	Oct. 31, 2025
WEBS SPY DEFINED VOLATILITY ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBS SPY DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility US Large Cap 500 Index (the “Index”).
WEBs QQQ Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs QQQ DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility Triple Q’s Index (the “Index”).
WEBs Energy XLE Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs ENERGY XLE DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLE Index (the “Index”).
WEBs Materials XLB Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs MATERIALS XLB DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLB Index (the “Index”).
WEBs Industrials XLI Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs INDUSTRIALS XLI DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLI Index (the “Index”).
WEBs Consumer Discretionary XLY Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs CONSUMER DISCRETIONARY XLY DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLY Index (the “Index”).
WEBs Consumer Staples XLP Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs CONSUMER STAPLES XLP DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLP Index (the “Index”).
WEBs Health Care XLV Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs HEALTH CARE XLV DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLV Index (the “Index”).
WEBs Financial XLF Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs FINANCIAL XLF DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLF Index (the “Index”).
WEBs Technology XLK Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs TECHNOLOGY XLK DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLK Index (the “Index”).
WEBs Communication Services XLC Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs COMMUNICATION SERVICES XLC DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLC Index (the “Index”).
WEBs Utilities XLU Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs UTILITIES XLU DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLU Index (the “Index”).
WEBs Real Estate XLRE Defined Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	WEBs REAL ESTATE XLRE DEFINED VOLATILITY ETF
Objective [Heading]	OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the performance of the Syntax Defined Volatility XLRE Index (the “Index”).